Schedule of Investments(a)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.62%
Aerospace & Defense–0.18%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	$2,652,000	$2,806,545
TransDigm, Inc., 6.25%, 03/15/2026(b)	420,000	441,000
		3,247,545
Agricultural Products–0.12%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)(c)	1,840,000	2,064,820
Airlines–0.56%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	5,096,000	5,338,060
5.75%, 04/20/2029(b)	786,000	848,825
Delta Air Lines, Inc., 7.00%, 05/01/2025(b)	1,280,000	1,506,450
United Airlines, Inc., 4.38%, 04/15/2026(b)	2,073,000	2,135,460
		9,828,795
Alternative Carriers–0.03%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	434,000	495,224
Apparel Retail–0.13%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	1,579,000	2,034,084
6.75%, 07/01/2036	190,000	242,513
		2,276,597
Auto Parts & Equipment–0.34%
Clarios Global L.P., 6.75%, 05/15/2025(b)	558,000	593,361
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,244,000	1,345,075
Dana, Inc.,
5.38%, 11/15/2027	1,107,000	1,174,084
5.63%, 06/15/2028	786,000	847,469
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	2,007,000	2,074,786
		6,034,775
Automobile Manufacturers–0.75%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,003,000	1,049,098
3.75%, 01/30/2031(b)	2,098,000	2,093,122
Ford Motor Co., 4.75%, 01/15/2043	1,475,000	1,621,195
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	37,000	37,656
5.13%, 06/16/2025	682,000	751,905
3.38%, 11/13/2025	811,000	847,693
5.11%, 05/03/2029	4,129,000	4,680,820
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	$2,008,000	$2,121,532
		13,203,021
Automotive Retail–0.42%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	3,085,000	3,177,025
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	2,114,000	2,170,053
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	2,029,000	2,139,520
		7,486,598
Broadcasting–0.14%
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,318,000	2,484,166
Building Products–0.01%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	191,000	197,208
Cable & Satellite–0.59%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	2,065,000	2,167,734
4.50%, 08/15/2030(b)	1,880,000	1,976,350
CSC Holdings LLC, 4.63%, 12/01/2030(b)	1,471,000	1,450,818
DISH DBS Corp., 7.75%, 07/01/2026	169,000	193,083
DISH Network Corp., Conv., 3.38%, 08/15/2026	2,055,000	2,111,512
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	759,000	783,990
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	1,629,000	1,720,362
		10,403,849
Casinos & Gaming–0.82%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(d)	388,359	279,432
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	1,944,000	1,990,170
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	2,099,000	2,116,611
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	3,700,000	3,857,028
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	598,000	646,587
8.25%, 03/15/2026(b)(c)	1,298,000	1,379,138
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	2,059,000	2,076,265
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	2,030,000	2,113,352
		14,458,583

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Construction & Engineering–0.29%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	$2,054,000	$2,118,300
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	1,250,000	1,284,906
9.75%, 07/15/2028(b)	1,478,000	1,654,104
		5,057,310
Consumer Finance–0.69%
Navient Corp.,
7.25%, 09/25/2023	2,349,000	2,589,616
5.00%, 03/15/2027	750,000	780,979
5.63%, 08/01/2033	2,100,000	2,042,470
OneMain Finance Corp.,
5.38%, 11/15/2029	2,219,000	2,442,165
4.00%, 09/15/2030	4,262,000	4,251,345
		12,106,575
Copper–0.23%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(b)	2,993,000	3,106,988
6.88%, 03/01/2026(b)	927,000	970,384
		4,077,372
Department Stores–0.34%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	1,091,000	1,014,237
Macy’s, Inc., 8.38%, 06/15/2025(b)	4,614,000	5,035,028
		6,049,265
Diversified Banks–0.84%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), 5.75%, 09/26/2023(b)	1,637,000	1,812,290
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	1,441,000	1,223,993
Credit Agricole S.A. (France), 8.13%(b)(e)(f)	1,939,000	2,365,912
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	1,250,000	1,302,884
Export-Import Bank of India (India), 3.88%, 02/01/2028(b)	1,961,000	2,132,018
Natwest Group PLC (United Kingdom), 6.00%(e)(f)	2,415,000	2,689,706
Vnesheconombank Via VEB Finance PLC (Russia),
5.94%, 11/21/2023(b)	1,450,000	1,592,013
6.80%, 11/22/2025(b)	1,418,000	1,677,210
		14,796,026
Diversified Capital Markets–0.13%
Credit Suisse Group AG (Switzerland), 7.50%(b)(e)(f)	2,045,000	2,218,825
Diversified Chemicals–0.14%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	2,362,000	2,408,614
	Principal Amount	Value
Diversified Metals & Mining–0.24%
Corp. Nacional del Cobre de Chile (Chile),
6.15%, 10/24/2036(b)	$1,390,000	$1,912,694
5.63%, 10/18/2043(b)	95,000	127,634
4.88%, 11/04/2044(b)	105,000	130,376
4.50%, 08/01/2047(b)	1,740,000	2,067,064
		4,237,768
Diversified REITs–0.20%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	1,253,000	1,283,272
iStar, Inc., 4.75%, 10/01/2024	2,194,000	2,329,392
		3,612,664
Electric Utilities–0.48%
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	59,347	1,513,348
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)(c)	3,009,000	2,749,203
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	750,000	779,063
5.00%, 07/31/2027(b)	1,321,000	1,367,215
4.38%, 05/01/2029(b)	2,085,000	2,142,004
		8,550,833
Electrical Components & Equipment–0.24%
EnerSys, 5.00%, 04/30/2023(b)	2,194,000	2,296,877
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	1,798,000	1,929,254
		4,226,131
Environmental & Facilities Services–0.29%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	4,999,000	5,105,029
Fertilizers & Agricultural Chemicals–0.18%
OCI N.V. (Netherlands),
5.25%, 11/01/2024(b)	1,075,000	1,107,024
4.63%, 10/15/2025(b)	1,998,000	2,068,979
		3,176,003
Food Distributors–0.23%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	2,100,000	2,155,125
Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,878,835
		4,033,960
Food Retail–0.46%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	1,881,000	2,064,858
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)(c)	2,893,000	3,045,013
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	3,010,000	3,042,659
		8,152,530
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care Facilities–0.29%
Encompass Health Corp., 4.50%, 02/01/2028	$2,005,000	$2,085,200
HCA, Inc.,
5.88%, 02/15/2026	1,322,000	1,538,478
5.38%, 09/01/2026(c)	511,000	594,676
5.88%, 02/01/2029	720,000	882,000
		5,100,354
Health Care REITs–0.23%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	2,102,000	2,159,101
Diversified Healthcare Trust,
9.75%, 06/15/2025	84,000	92,985
4.38%, 03/01/2031	1,933,000	1,889,536
		4,141,622
Health Care Services–0.99%
Akumin, Inc., 7.00%, 11/01/2025(b)(c)	4,888,000	4,991,870
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	1,845,000	1,980,368
6.13%, 04/01/2030(b)	781,000	792,227
DaVita, Inc.,
4.63%, 06/01/2030(b)	1,083,000	1,120,905
3.75%, 02/15/2031(b)	2,101,000	2,043,002
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	1,126,000	1,169,633
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	3,021,000	3,153,818
MEDNAX, Inc., 6.25%, 01/15/2027(b)	2,022,000	2,132,704
		17,384,527
Homebuilding–0.41%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	3,560,000	3,976,377
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	2,372,000	2,540,519
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	600,000	638,247
		7,155,143
Hotels, Resorts & Cruise Lines–0.13%
Carnival Corp., 10.50%, 02/01/2026(b)(c)	1,996,000	2,287,895
Household Products–0.26%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)(c)	2,126,000	2,143,390
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	2,496,000	2,473,062
		4,616,452
Independent Power Producers & Energy Traders–0.42%
Calpine Corp.,
5.13%, 03/15/2028(b)	608,000	616,399
3.75%, 03/01/2031(b)	2,521,000	2,429,286
	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	$2,443,000	$2,594,564
3.75%, 02/15/2031(b)(c)	1,814,000	1,816,531
		7,456,780
Industrial Machinery–0.31%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	1,467,000	1,453,437
EnPro Industries, Inc., 5.75%, 10/15/2026	1,826,000	1,924,440
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)(c)	2,001,000	2,074,427
		5,452,304
Integrated Oil & Gas–1.42%
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,000,000	1,316,850
Occidental Petroleum Corp.,
8.50%, 07/15/2027	750,000	937,275
6.13%, 01/01/2031(c)	2,216,000	2,620,863
4.10%, 02/15/2047	2,302,000	2,181,835
Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030	3,100,000	3,237,795
6.63%, 06/15/2035	3,555,000	3,440,867
7.69%, 01/23/2050	4,600,000	4,476,950
Petronas Capital Ltd. (Malaysia),
3.50%, 03/18/2025(b)	1,000,000	1,085,970
4.55%, 04/21/2050(b)	2,120,000	2,627,968
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	3,202,688
		25,129,061
Integrated Telecommunication Services–0.39%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	945,000	1,024,422
5.13%, 07/15/2029(b)	1,193,000	1,203,331
Embarq Corp., 8.00%, 06/01/2036	1,325,000	1,486,087
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	3,170,000	3,110,658
		6,824,498
Interactive Media & Services–0.36%
Audacy Capital Corp., 6.75%, 03/31/2029(b)(c)	2,972,000	3,034,992
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	2,253,000	2,256,931
5.38%, 01/15/2031(b)	1,050,000	1,050,982
		6,342,905
Internet & Direct Marketing Retail–0.18%
QVC, Inc.,
4.38%, 09/01/2028	912,000	937,682
5.45%, 08/15/2034	2,181,000	2,324,172
		3,261,854
Investment Banking & Brokerage–0.37%
MDGH - GMTN B.V. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,379,261
3.75%, 04/19/2029(b)	1,740,000	1,946,425
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
NFP Corp.,
4.88%, 08/15/2028(b)	$801,000	$817,645
6.88%, 08/15/2028(b)	2,265,000	2,360,311
		6,503,642
IT Consulting & Other Services–0.19%
Gartner, Inc.,
4.50%, 07/01/2028(b)(c)	2,120,000	2,244,550
3.63%, 06/15/2029(b)	1,002,000	1,027,050
		3,271,600
Managed Health Care–0.18%
Centene Corp.,
4.63%, 12/15/2029	839,000	920,551
3.00%, 10/15/2030	2,134,000	2,220,768
		3,141,319
Marine Ports & Services–0.20%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	2,590,000	3,516,347
Metal & Glass Containers–0.25%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)(c)	2,200,000	2,205,841
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	2,200,000	2,299,000
		4,504,841
Movies & Entertainment–0.33%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	2,140,000	2,105,225
Netflix, Inc.,
5.88%, 11/15/2028	2,754,000	3,425,880
5.38%, 11/15/2029(b)	270,000	333,945
		5,865,050
Multi-Utilities–0.23%
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	83,294	2,105,672
DTE Energy Co.,
Series F, Investment Units, 6.00%, 12/15/2076	30,432	786,363
Series E, Investment Units, 5.25%, 12/01/2077	46,261	1,224,066
		4,116,101
Oil & Gas Drilling–0.81%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	2,073,000	2,162,574
Nabors Industries, Inc., 5.75%, 02/01/2025	2,721,000	2,316,197
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,705,000	1,754,070
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	2,090,000	2,152,700
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	$2,000,000	$2,042,110
6.88%, 04/15/2040(b)	1,577,000	1,666,463
Valaris Ltd.,
12% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(d)	749,000	773,897
Series 1145, 12% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	1,333,000	1,377,309
		14,245,320
Oil & Gas Equipment & Services–0.35%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	2,310,000	2,380,028
Oil and Gas Holding Co. BSCC (The) (Bahrain), 7.50%, 10/25/2027(b)	1,000,000	1,111,800
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	2,500,000	2,646,700
		6,138,528
Oil & Gas Exploration & Production–1.58%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	5,616,000	6,014,712
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(b)	898,000	1,232,483
8.25%, 12/31/2028(b)	291,000	315,125
Callon Petroleum Co., 8.00%, 08/01/2028(b)(c)	3,181,000	2,993,178
CNX Resources Corp., 7.25%, 03/14/2027(b)	704,000	751,957
EQT Corp.,
3.13%, 05/15/2026(b)	840,000	866,355
3.63%, 05/15/2031(b)(c)	1,275,000	1,352,265
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	12,000	11,952
6.25%, 05/15/2026	1,964,000	1,940,992
8.00%, 01/15/2027	1,370,000	1,414,258
7.75%, 02/01/2028	1,691,000	1,711,537
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,164,000	1,217,596
5.75%, 02/01/2029(b)	721,000	736,577
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	3,319,000	3,480,718
SM Energy Co.,
5.00%, 01/15/2024	1,000,000	996,810
6.75%, 09/15/2026(c)	1,065,000	1,058,264
6.63%, 01/15/2027(c)	1,796,000	1,796,000
		27,890,779
Oil & Gas Refining & Marketing–0.32%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,064,000	3,099,374
Petroliam Nasional Bhd. (Malaysia), 7.63%, 10/15/2026(b)	1,920,000	2,517,392
		5,616,766
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.59%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	$1,587,000	$1,893,942
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	1,420,000	1,198,373
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	3,826,000	3,984,626
Southern Gas Corridor CJSC (Azerbaijan), 6.88%, 03/24/2026(b)	2,800,000	3,327,800
		10,404,741
Other Diversified Financial Services–0.02%
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	328,340
Packaged Foods & Meats–0.58%
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,581,000	2,328,017
5.00%, 06/04/2042	494,000	620,015
4.88%, 10/01/2049	1,065,000	1,330,795
5.50%, 06/01/2050	2,393,000	3,210,960
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	1,905,000	2,009,775
4.63%, 04/15/2030(b)	654,000	667,142
		10,166,704
Paper Products–0.11%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	1,888,000	2,009,030
Pharmaceuticals–0.39%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,925,000	2,026,101
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	367,000	375,028
9.00%, 12/15/2025(b)	1,632,000	1,743,939
5.75%, 08/15/2027(b)	739,000	780,233
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	849,000	852,778
6.00%, 06/30/2028(b)	10,000	6,763
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	1,063,000	1,085,748
		6,870,590
Railroads–0.24%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,871,152
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	2,357,000	2,364,660
		4,235,812
Research & Consulting Services–0.12%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	1,334,000	1,414,120
10.25%, 02/15/2027(b)	583,000	637,633
		2,051,753
	Principal Amount	Value
Retail REITs–0.13%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)	$2,086,000	$2,229,392
Security & Alarm Services–0.18%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	245,000	258,174
4.63%, 10/15/2027(b)	2,764,000	2,880,034
		3,138,208
Sovereign Debt–13.05%
Angolan Government International Bond (Angola),
9.50%, 11/12/2025(b)	1,044,000	1,154,870
9.13%, 11/26/2049(b)	1,140,000	1,175,032
Argentine Republic Government International Bond (Argentina), 0.75%, 07/09/2030(g)	6,951,645	2,544,302
Bahrain Government International Bond (Bahrain), 6.13%, 07/05/2022(b)	2,800,000	2,912,742
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	699,000	629,107
Brazilian Government International Bond (Brazil), 4.25%, 01/07/2025	4,600,000	4,992,127
Chile Government International Bond (Chile), 3.24%, 02/06/2028	200,000	218,309
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	5,033,908
4.50%, 03/15/2029	1,640,000	1,786,632
7.38%, 09/18/2037	3,500,000	4,547,200
6.13%, 01/18/2041	1,950,000	2,294,624
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,230,125
7.16%, 03/12/2045(b)	800,000	851,808
Croatia Government International Bond (Croatia), 5.50%, 04/04/2023(b)	1,515,000	1,641,042
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)	2,228,000	2,508,750
7.45%, 04/30/2044(b)(c)	2,935,000	3,591,736
6.85%, 01/27/2045(b)	2,902,000	3,308,309
6.40%, 06/05/2049(b)	935,000	1,017,757
Ecuador Government International Bond (Ecuador), 5.50%, 07/31/2030(b)(g)	3,135,000	2,750,994
Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	217,550
8.50%, 01/31/2047(b)	2,896,000	3,000,366
7.90%, 02/21/2048(b)	1,200,000	1,174,200
8.70%, 03/01/2049(b)	2,110,000	2,211,132
El Salvador Government International Bond (El Salvador),
7.65%, 06/15/2035(b)	1,110,000	975,891
7.12%, 01/20/2050(b)	1,120,000	915,611
9.50%, 07/15/2052(b)	512,000	484,864
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	$818,000	$818,583
8.13%, 03/26/2032(b)	2,590,000	2,592,991
8.95%, 03/26/2051(b)	738,000	723,225
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	5,230,000	8,418,503
6.63%, 02/17/2037(b)	1,100,000	1,532,717
7.75%, 01/17/2038(b)	830,000	1,265,697
6.75%, 01/15/2044(b)	3,030,000	4,504,383
5.95%, 01/08/2046(b)	420,000	584,205
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	722,164
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,871,680
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	1,087,800
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,801,318
6.50%, 07/21/2045(b)	700,000	1,034,908
Kenya Government International Bond (Kenya),
6.88%, 06/24/2024(b)	1,100,000	1,212,365
7.25%, 02/28/2028(b)	1,100,000	1,217,370
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	3,090,000	3,460,244
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	273,901
Mexico Government International Bond (Mexico),
Series A, 6.05%, 01/11/2040	3,682,000	4,647,917
5.55%, 01/21/2045(c)	500,000	611,630
4.60%, 01/23/2046	1,050,000	1,142,243
5.75%, 10/12/2110	420,000	506,751
Mongolia Government International Bond (Mongolia), 8.75%, 03/09/2024(b)	1,716,000	1,963,325
Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	2,882,528
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,431,129
5.63%, 01/17/2028(b)	3,725,000	3,929,015
6.75%, 01/17/2048(b)	2,054,000	2,082,592
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	1,776,097
Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,725,000	4,057,419
7.13%, 01/29/2026	1,110,000	1,375,379
3.88%, 03/17/2028	1,000,000	1,103,395
Principal Amount		Value
Sovereign Debt–(continued)
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	$1,000,000	$1,128,760
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	300,000	335,286
4.15%, 03/29/2027(b)	2,600,000	2,920,268
Peruvian Government International Bond (Peru),
7.35%, 07/21/2025	600,000	731,808
4.13%, 08/25/2027	2,000,000	2,226,820
2.84%, 06/20/2030	1,170,000	1,195,284
8.75%, 11/21/2033	2,391,000	3,708,895
6.55%, 03/14/2037	1,084,000	1,477,552
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	108,927
10.63%, 03/16/2025	2,144,000	2,908,835
9.50%, 02/02/2030	80,000	125,828
6.38%, 10/23/2034	850,000	1,201,573
3.95%, 01/20/2040	900,000	1,009,621
Qatar Government International Bond (Qatar),
5.10%, 04/23/2048(b)	6,660,000	8,945,212
4.82%, 03/14/2049(b)	2,100,000	2,738,513
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	743,000	790,297
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	625,284
4.00%, 01/22/2024	2,095,000	2,277,619
Republic of South Africa Government International Bond (South Africa),
5.88%, 06/22/2030	3,200,000	3,640,000
5.75%, 09/30/2049	5,853,000	5,954,432
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	896,005
6.13%, 01/22/2044(b)	2,000,000	2,745,602
5.13%, 06/15/2048(b)	2,344,000	2,908,644
Russian Foreign Bond - Eurobond (Russia),
4.75%, 05/27/2026(b)	3,200,000	3,649,299
4.25%, 06/23/2027(b)	2,800,000	3,140,847
12.75%, 06/24/2028(b)	3,060,000	5,142,713
5.63%, 04/04/2042(b)	1,600,000	2,084,032
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	545,409
3.63%, 03/04/2028(b)	3,100,000	3,437,144
4.38%, 04/16/2029(b)	538,000	625,764
4.50%, 10/26/2046(b)	1,000,000	1,176,915
4.63%, 10/04/2047(b)	4,640,000	5,564,515
5.00%, 04/17/2049(b)	1,548,000	1,965,441
5.25%, 01/16/2050(b)	2,680,000	3,532,797
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	643,979
4.23%, 03/14/2028(b)	1,019,000	1,111,688
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Slovakia Government International Bond (Slovakia), 4.38%, 05/21/2022(b)	$1,658,000	$1,713,642
Sri Lanka Government International Bond (Sri Lanka),
6.83%, 07/18/2026(b)	903,000	575,663
6.20%, 05/11/2027(b)	923,000	573,783
6.75%, 04/18/2028(b)	1,012,000	629,019
7.85%, 03/14/2029(b)	1,041,000	647,710
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)(c)	1,730,000	1,835,980
Turkey Government International Bond (Turkey),
7.38%, 02/05/2025	527,000	573,089
4.88%, 10/09/2026	326,000	322,065
6.00%, 03/25/2027	1,890,000	1,949,180
7.63%, 04/26/2029	2,430,000	2,684,681
11.88%, 01/15/2030	1,920,000	2,678,630
8.00%, 02/14/2034	1,580,000	1,788,535
6.88%, 03/17/2036	1,218,000	1,245,713
7.25%, 03/05/2038	1,170,000	1,239,996
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2022(b)	657,000	687,941
7.75%, 09/01/2023(b)	650,000	697,914
7.75%, 09/01/2024(b)	650,000	707,221
7.75%, 09/01/2026(b)	4,450,000	4,881,072
7.75%, 09/01/2027(b)	1,090,000	1,196,129
9.75%, 11/01/2028(b)	900,000	1,072,571
Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	2,215,922	2,404,275
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	1,000,000	1,113,575
		230,240,454
Specialized Consumer Services–0.22%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	2,125,000	2,125,000
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,473,000	1,737,750
		3,862,750
Specialized REITs–0.18%
SBA Communications Corp., 3.88%, 02/15/2027	3,033,000	3,131,785
Specialty Chemicals–0.22%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	3,765,000	3,875,955
Steel–0.23%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	987,000	1,154,790
5.88%, 06/01/2027	190,000	200,687
6.25%, 10/01/2040	594,000	644,487
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	2,068,000	2,086,385
		4,086,349
	Principal Amount	Value
Systems Software–0.62%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	$2,889,000	$3,033,464
Camelot Finance S.A., 4.50%, 11/01/2026(b)	5,457,000	5,695,744
Clarivate Science Holdings Corp., 4.88%, 06/30/2029(b)	2,106,000	2,126,681
		10,855,889
Technology Hardware, Storage & Peripherals–0.11%
Western Digital Corp., 4.75%, 02/15/2026(c)	1,804,000	2,004,695
Textiles–0.15%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	2,783,000	2,612,861
Thrifts & Mortgage Finance–0.11%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	1,762,000	2,014,503
Trading Companies & Distributors–0.10%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(e)	1,615,000	1,737,151
Total U.S. Dollar Denominated Bonds & Notes (Cost $622,063,005)		645,810,736
	Shares
Preferred Stocks–21.17%
Alternative Carriers–0.25%
Qwest Corp., 6.50%, Pfd.	101,774	2,580,989
Qwest Corp., 6.75%, Pfd.	68,717	1,812,754
		4,393,743
Asset Management & Custody Banks–0.71%
Affiliated Managers Group, Inc., 5.88%, Pfd.	31,235	875,205
Affiliated Managers Group, Inc., 4.75%, Pfd.	28,632	765,047
Affiliated Managers Group, Inc., 4.20%, Pfd.	20,000	496,000
Apollo Global Management, Inc., 6.38%, Series A, Pfd.	28,632	754,453
Apollo Global Management, Inc., 6.38%, Series B, Pfd.	31,235	844,594
Brightsphere Investment Group, Inc., 5.13%, Pfd.	13,015	330,321
KKR & Co., Inc., 6.50%, Series B, Pfd.	16,138	412,971
Legg Mason, Inc., 5.45%, Pfd.	53,237	1,344,772
Northern Trust Corp., 4.70%, Series E, Pfd.	41,647	1,137,380
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	19,118	532,627
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	25,043	701,955
Prospect Capital Corp., 5.35%, Series A, Pfd.	18,000	443,340
State Street Corp., 5.35%, Series G, Pfd.(e)	52,059	1,576,347
State Street Corp., 5.90%, Series D, Pfd.(e)	78,088	2,233,317
		12,448,329
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Automobile Manufacturers–0.25%
Ford Motor Co., 6.20%, Pfd.	78,088	$2,167,723
Ford Motor Co., 6.00%, Pfd.	83,294	2,298,914
		4,466,637
Consumer Finance–0.88%
Capital One Financial Corp., 5.20%, Series G, Pfd.	62,470	1,594,235
Capital One Financial Corp., 6.00%, Series H, Pfd.	52,059	1,337,916
Capital One Financial Corp., 5.00%, Series I, Pfd.	156,176	4,196,449
Capital One Financial Corp., 4.80%, Series J, Pfd.	130,146	3,424,141
Capital One Financial Corp., 4.63%, Series K, Pfd.	13,015	342,164
Capital One Financial Corp., 4.38%, Series L, Pfd.	70,279	1,799,143
Navient Corp., 6.00%, Pfd.	31,235	802,115
Synchrony Financial, 5.63%, Series A, Pfd.	78,088	2,088,854
		15,585,017
Department Stores–0.03%
Dillard’s Capital Trust I, 7.50%, Pfd.	20,823	551,393
Diversified Banks–4.75%
Bank of America Corp., 6.00%, Series GG, Pfd.	140,558	3,795,066
Bank of America Corp., 5.88%, Series HH, Pfd.	88,916	2,411,402
Bank of America Corp., 5.38%, Series KK, Pfd.	172,573	4,745,757
Bank of America Corp., 5.00%, Series LL, Pfd.	165,341	4,464,207
Bank of America Corp., 4.38%, Series NN, Pfd.(c)	147,094	3,836,212
Bank of America Corp., 4.13%, Series PP, Pfd.(c)	117,217	3,015,993
Citigroup, Inc., 7.13%, Series J, Pfd.(e)	98,911	2,800,170
Citigroup, Inc., 6.88%, Series K, Pfd.(e)	155,655	4,470,412
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	176,609	4,817,894
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	192,617	5,406,759
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	93,705	2,477,560
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	156,176	4,108,991
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	192,617	5,065,827
U.S. Bancorp, 5.50%, Series K, Pfd.(c)	59,867	1,669,691
U.S. Bancorp, 3.75%, Series L, Pfd.(c)	52,059	1,300,434
U.S. Bancorp, 4.00%, Series M, Pfd.	78,088	2,005,300
Wells Fargo & Co., 5.50%, Series X, Pfd.	119,735	3,035,282
Wells Fargo & Co., 5.63%, Series Y, Pfd.(c)	71,841	1,887,981
Wells Fargo & Co., 5.13%, Series O, Pfd.	67,676	1,718,970
Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	185,559	5,028,649
Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	89,748	2,604,487
Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co., 4.75%, Series Z, Pfd.	192,664	$5,045,870
Wells Fargo & Co., 4.70%, Series AA, Pfd.	126,790	3,310,487
Wells Fargo & Co., 4.38%, Series CC, Pfd.	112,578	2,872,991
Wells Fargo & Co., 4.25%, Series DD, Pfd.	75,000	1,876,500
		83,772,892
Diversified Chemicals–0.03%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	4,355	499,998
Diversified REITs–0.28%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	17,699	466,192
iStar, Inc., 8.00%, Series D, Pfd.	10,812	285,653
iStar, Inc., 7.50%, Series I, Pfd.	13,515	358,688
PS Business Parks, Inc., 5.20%, Series W, Pfd.	19,756	502,790
PS Business Parks, Inc., 5.25%, Series X, Pfd.	23,947	637,230
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	21,026	569,384
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	33,838	941,711
VEREIT, Inc., 6.70%, Series F, Pfd.	44,392	1,109,800
		4,871,448
Electric Utilities–1.47%
Alabama Power Co., 5.00%, Series A, Pfd.	26,029	693,673
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	25,192	658,771
Duke Energy Corp., 5.13%, Pfd.	52,059	1,383,728
Duke Energy Corp., 5.63%, Pfd.	52,059	1,433,184
Duke Energy Corp., 5.75%, Series A, Pfd.	104,117	2,962,129
Entergy Arkansas LLC, 4.88%, Pfd.	40,188	1,024,794
Entergy Louisiana LLC, 4.88%, Pfd.	25,612	656,948
Entergy Mississippi LLC, 4.90%, Pfd.	27,564	710,600
Entergy New Orleans LLC, 5.50%, Pfd.	11,584	295,739
Georgia Power Co., 5.00%, Series 2017A, Pfd.	28,112	739,908
Interstate Power and Light Co., 5.10%, Series D, Pfd.	20,826	540,643
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	71,581	1,999,257
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	10,000	288,000
SCE Trust II, 5.10%, Pfd.	15,986	400,769
SCE Trust III, 5.75%, Series H, Pfd.(e)	30,402	770,691
SCE Trust IV, 5.38%, Series J, Pfd.(e)	33,940	850,197
SCE Trust V, 5.45%, Series K, Pfd.(e)	30,311	772,930
SCE Trust VI, 5.00%, Pfd.	55,486	1,388,815
Southern Co. (The), 5.25%, Pfd.	83,294	2,149,818
Southern Co. (The), 5.25%, Pfd.	47,359	1,275,378
Southern Co. (The), 4.95%, Series 2020, Pfd.	104,117	2,792,418
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Electric Utilities–(continued)
Southern Co. (The), 4.20%, Series C, Pfd.(c)	78,088	$2,047,467
		25,835,857
Gas Utilities–0.07%
South Jersey Industries, Inc., 5.63%, Pfd.	20,823	557,848
Spire, Inc., 5.90%, Series A, Pfd.	26,267	739,416
		1,297,264
Health Care REITs–0.09%
Diversified Healthcare Trust, 5.63%, Pfd.	61,801	1,514,125
Integrated Telecommunication Services–0.80%
AT&T, Inc., 5.35%, Pfd.	137,695	3,648,918
AT&T, Inc., 5.63%, Pfd.	85,897	2,356,155
AT&T, Inc., 5.00%, Series A, Pfd.	124,941	3,353,416
AT&T, Inc., 4.75%, Series C, Pfd.	182,205	4,822,966
		14,181,455
Internet & Direct Marketing Retail–0.31%
Qurate Retail, Inc., 8.00%, Pfd.	32,537	3,529,614
QVC, Inc., 6.38%, Pfd.	23,426	614,464
QVC, Inc., 6.25%, Pfd.	52,085	1,366,710
		5,510,788
Investment Banking & Brokerage–1.51%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	23,947	608,733
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	41,647	1,069,495
Carlyle Finance LLC, 4.63%, Pfd.	52,050	1,314,263
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	75,588	1,932,029
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	62,470	1,670,448
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.(e)	104,117	2,816,365
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	72,882	2,095,357
Morgan Stanley, 5.85%, Series K, Pfd.(e)	104,117	3,097,481
Morgan Stanley, 7.13%, Series E, Pfd.(e)	89,801	2,586,269
Morgan Stanley, 6.88%, Series F, Pfd.(e)	88,500	2,503,665
Morgan Stanley, 6.38%, Series I, Pfd.(e)	104,117	2,975,664
Morgan Stanley, 4.88%, Series L, Pfd.	52,059	1,415,484
Stifel Financial Corp., 6.25%, Series A, Pfd.	15,618	394,979
Stifel Financial Corp., 5.20%, Pfd.	23,426	621,726
Stifel Financial Corp., 6.25%, Series B, Pfd.	16,659	461,454
Stifel Financial Corp., 6.13%, Series C, Pfd.	23,426	655,694
Stifel Financial Corp., 4.50%, Series D, Pfd.	14,000	355,320
		26,574,426
Leisure Products–0.09%
Brunswick Corp., 6.50%, Pfd.	19,262	541,647
Shares		Value
Leisure Products–(continued)
Brunswick Corp., 6.63%, Pfd.	13,015	$364,810
Brunswick Corp., 6.38%, Pfd.	23,947	686,561
		1,593,018
Life & Health Insurance–1.61%
AEGON Funding Co. LLC, 5.10%, Pfd.	96,308	2,600,316
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(c)(e)	41,647	1,185,690
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	31,235	888,011
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	89,801	2,671,580
Athene Holding Ltd., 5.63%, Series B, Pfd.	35,920	978,820
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	62,470	1,796,012
Athene Holding Ltd., 4.88%, Series D, Pfd.	59,867	1,566,121
Brighthouse Financial, Inc., 6.25%, Pfd.	39,044	1,094,403
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	44,250	1,228,822
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.(c)	41,907	1,194,350
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	59,867	1,591,864
CNO Financial Group, Inc., 5.13%, Pfd.	16,212	445,019
Globe Life, Inc., 4.25%, Pfd.	33,126	864,257
MetLife, Inc., 5.63%, Series E, Pfd.	83,814	2,314,105
MetLife, Inc., 4.75%, Series F, Pfd.	104,117	2,806,994
Prudential Financial, Inc., 5.63%, Pfd.	58,826	1,630,657
Prudential Financial, Inc., 4.13%, Pfd.(c)	51,967	1,368,426
Prudential PLC, 6.75%, Pfd.	41,916	1,138,858
Prudential PLC, 6.50%, Pfd.	8,800	238,656
Unum Group, 6.25%, Pfd.	31,235	853,028
		28,455,989
Multi-line Insurance–0.29%
American Financial Group, Inc., 5.88%, Pfd.	13,015	363,639
American Financial Group, Inc., 5.13%, Pfd.	20,823	569,925
American Financial Group, Inc., 5.63%, Pfd.	15,618	448,705
American Financial Group, Inc., 4.50%, Pfd.	20,823	577,838
American International Group, Inc., 5.85%, Series A, Pfd.	52,059	1,426,417
Assurant, Inc., 5.25%, Pfd.	26,029	711,893
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	35,920	1,026,594
		5,125,011
Multi-Utilities–0.67%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(e)	29,934	832,165
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	36,441	1,019,255
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	21,550	562,455
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Multi-Utilities–(continued)
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	21,600	$546,264
CMS Energy Corp., 5.63%, Pfd.	16,502	447,864
CMS Energy Corp., 5.88%, Pfd.	17,335	476,713
CMS Energy Corp., 5.88%, Pfd.	81,174	2,242,838
CMS Energy Corp., 4.20%, Series C, Pfd.	22,000	558,800
DTE Energy Co., 4.38%, Series G, Pfd.	17,202	455,337
Integrys Holding, Inc., 6.00%, Pfd.(e)	40,250	1,056,965
NiSource, Inc., 6.50%, Series B, Pfd.(e)	52,059	1,475,352
Sempra Energy, 5.75%, Pfd.	78,869	2,197,290
		11,871,298
Office REITs–0.24%
Office Properties Income Trust, 6.38%, Pfd.	17,235	468,792
SL Green Realty Corp., 6.50%, Series I, Pfd.	24,165	636,506
Vornado Realty Trust, 5.40%, Series L, Pfd.	62,552	1,638,237
Vornado Realty Trust, 5.25%, Series M, Pfd.	19,800	525,492
Vornado Realty Trust, 5.25%, Series N, Pfd.	32,290	879,902
		4,148,929
Office Services & Supplies–0.06%
Pitney Bowes, Inc., 6.70%, Pfd.	44,653	1,139,991
Oil & Gas Storage & Transportation–0.42%
DCP Midstream L.P., 7.88%, Series B, Pfd.(e)	16,789	422,747
DCP Midstream L.P., 7.95%, Series C, Pfd.(e)	11,453	286,210
Enbridge, Inc., 6.38%, Series B, Pfd.(e)	62,470	1,702,308
Energy Transfer L.P., 7.63%, Series D, Pfd.(e)	43,528	1,103,870
Energy Transfer L.P., 7.38%, Series C, Pfd.(e)	41,628	1,043,614
Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	91,948	2,306,056
NuStar Energy L.P., 9.00%, Series C, Pfd.(e)	18,324	473,859
		7,338,664
Other Diversified Financial Services–0.35%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	36,441	913,212
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	83,294	2,211,456
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	31,235	788,371
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	52,059	1,364,466
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	31,795	960,209
		6,237,714
Property & Casualty Insurance–1.10%
Allstate Corp. (The), 5.63%, Series G, Pfd.	59,867	1,614,613
Allstate Corp. (The), 5.10%, Pfd.(e)	52,059	1,414,443
Shares		Value
Property & Casualty Insurance–(continued)
Allstate Corp. (The), 5.10%, Series H, Pfd.	119,735	$3,316,660
Allstate Corp. (The), 4.75%, Series I, Pfd.	31,235	858,025
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	46,853	1,186,318
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	32,374	851,760
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	50,000	1,288,000
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	15,618	431,057
Argo Group U.S., Inc., 6.50%, Pfd.	14,967	387,795
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	26,029	725,428
Aspen Insurance Holdings Ltd., 5.95%, Pfd.(e)	28,632	790,243
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	26,029	701,221
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	13,947	377,266
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	57,264	1,451,070
PartnerRe Ltd., 4.88%, Series J, Pfd.	21,313	589,091
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	21,383	557,027
W R Berkley Corp., 4.13%, Pfd.	31,235	848,030
W.R. Berkley Corp., 5.70%, Pfd.	19,262	523,349
W.R. Berkley Corp., 5.10%, Pfd.	31,235	855,527
W.R. Berkley Corp., 4.25%, Pfd.	26,550	718,178
		19,485,101
Real Estate Operating Companies–0.11%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	19,158	488,338
Brookfield Property Partners L.P., 6.38%, Series A2, Pfd.	26,552	675,217
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	31,714	776,676
		1,940,231
Regional Banks–2.53%
Associated Banc-Corp., 5.88%, Series E, Pfd.	10,412	291,640
Associated Banc-Corp., 5.63%, Series F, Pfd.	10,412	289,141
BancorpSouth Bank, 5.50%, Series A, Pfd.	17,960	489,769
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	20,000	518,600
BOK Financial Corp., 5.38%, Pfd.	15,618	392,636
CIT Group, Inc., 5.63%, Series B, Pfd.	20,823	555,349
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	21,249	616,008
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	56,474	1,520,280
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	16,566	437,342
Dime Community Bancshares, Inc., 5.50%, Pfd.	13,793	364,135
F.N.B. Corp., 7.25%, Pfd.(e)	11,947	348,016
Fifth Third Bancorp, 6.63%, Series I, Pfd.(e)	51,274	1,472,076
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Fifth Third Bancorp, 6.00%, Series A, Pfd.	13,307	$355,430
Fifth Third Bancorp, 4.95%, Series K, Pfd.	28,315	763,939
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	36,448	997,217
First Horizon Corp., 6.50%, Pfd.	16,869	479,248
First Horizon Corp., 6.10%, Series D, Pfd.(e)	8,607	231,184
First Horizon Corp., 4.70%, Series F, Pfd.(c)	16,279	421,138
First Midwest Bancorp, Inc., 7.00%, Series A, Pfd.	11,677	333,962
First Midwest Bancorp, Inc., 7.00%, Series C, Pfd.	13,245	375,496
First Republic Bank, 5.13%, Series H, Pfd.	20,823	540,149
First Republic Bank, 5.50%, Series I, Pfd.	31,235	844,907
First Republic Bank, 4.70%, Series J, Pfd.	41,126	1,108,346
First Republic Bank, 4.13%, Series K, Pfd.	52,059	1,316,051
First Republic Bank, 4.25%, Series L, Pfd.	77,828	2,011,854
First Republic Bank, 4.00%, Series M, Pfd.	78,000	1,950,000
Fulton Financial Corp., 5.13%, Series A, Pfd.	20,823	567,427
Hancock Whitney Corp., 6.25%, Pfd.	17,850	510,564
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	10,412	269,671
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	52,059	1,362,905
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	18,220	481,737
KeyCorp, 6.13%, Series E, Pfd.(e)	52,059	1,553,441
KeyCorp, 5.65%, Series F, Pfd.	44,250	1,221,742
KeyCorp, 5.63%, Series G, Pfd.	46,853	1,321,255
People’s United Financial, Inc., 5.63%, Series A, Pfd.(e)	26,603	770,955
Popular Capital Trust I, 6.70%, Pfd.	18,854	499,631
Popular Capital Trust II, 6.13%, Pfd.	14,056	363,910
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	52,059	1,509,711
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	52,059	1,517,520
Regions Financial Corp., 4.45%, Series E, Pfd.	41,647	1,086,154
Signature Bank, 5.00%, Series A, Pfd.	76,005	1,999,692
Silvergate Capital Corp., 5.38%, Series A, Pfd.	10,000	246,500
SVB Financial Group, 5.25%, Series A, Pfd.	37,073	1,001,712
Synovus Financial Corp., 6.30%, Series D, Pfd.(e)	20,823	556,599
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	36,441	1,018,162
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	31,235	862,711
Truist Financial Corp., 5.25%, Series O, Pfd.	59,867	1,667,895
Shares		Value
Regional Banks–(continued)
Truist Financial Corp., 4.75%, Series R, Pfd.	96,308	$2,555,051
Valley National Bancorp, 5.50%, Series B, Pfd.(e)	10,507	276,754
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	12,083	362,973
Webster Financial Corp., 5.25%, Series F, Pfd.	15,880	422,249
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	13,133	367,199
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	30,525	879,425
Zions Bancorporation N.A., 6.30%, Series G, Pfd.(e)	14,603	403,043
		44,680,501
Reinsurance–0.40%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	42,424	1,262,114
Enstar Group Ltd., 7.00%, Series E, Pfd.	9,774	270,544
Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	48,649	1,410,821
Reinsurance Group of America, Inc., 6.20%, Pfd.(e)	33,799	905,813
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	26,029	706,688
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	28,632	722,958
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	52,000	1,325,480
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	13,000	386,750
		6,991,168
Renewable Electricity–0.03%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	20,823	544,938
Residential REITs–0.04%
American Homes 4 Rent, 5.88%, Series F, Pfd.	16,159	421,588
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	118,440
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	111,000
		651,028
Retail REITs–0.21%
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	15,810	411,376
Kimco Realty Corp., 5.13%, Series L, Pfd.	23,426	615,869
Kimco Realty Corp., 5.25%, Class M, Pfd.	27,539	740,524
National Retail Properties, Inc., 5.20%, Series F, Pfd.	36,248	925,049
SITE Centers Corp., 6.38%, Series A, Pfd.	18,220	483,559
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	17,960	471,091
		3,647,468
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Specialized Finance–0.04%
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	26,267	$716,301
Specialized REITs–0.72%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	20,823	545,563
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	21,865	614,406
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	35,920	993,188
EPR Properties, 5.75%, Series G, Pfd.	16,266	415,759
Public Storage, 4.90%, Series E, Pfd.	64,949	1,667,241
Public Storage, 5.15%, Series F, Pfd.	9,700	256,274
Public Storage, 5.05%, Series G, Pfd.	21,400	563,890
Public Storage, 5.60%, Series H, Pfd.	30,200	848,016
Public Storage, 4.88%, Series I, Pfd.	33,500	933,980
Public Storage, 4.70%, Series J, Pfd.	12,000	335,520
Public Storage, 4.75%, Series K, Pfd.	18,500	516,890
Public Storage, 4.63%, Series L, Pfd.	59,564	1,658,262
Public Storage, 4.13%, Series M, Pfd.	24,165	634,331
Public Storage, 3.88%, Series N, Pfd.	10,000	260,000
Public Storage, 3.90%, Series O, Pfd.	16,500	435,600
Public Storage, 4.00%, Series P, Pfd.	65,000	1,656,850
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	11,242	286,783
		12,622,553
Thrifts & Mortgage Finance–0.14%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	53,620	1,581,790
Washington Federal, Inc., 4.88%, Series A, Pfd.	31,235	830,226
		2,412,016
Trading Companies & Distributors–0.27%
Air Lease Corp., 6.15%, Series A, Pfd.(e)	26,029	710,071
Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(e)	13,307	352,902
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series A, Pfd.(e)	11,260	293,886
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series C, Pfd.(e)	11,314	306,157
Triton International Ltd., 8.00%, Pfd.	15,219	429,480
Triton International Ltd., 7.38%, Pfd.	18,220	505,423
Triton International Ltd., 6.88%, Pfd.	15,760	428,514
WESCO International, Inc., 10.63%, Series A, Pfd.(e)	56,253	1,746,656
		4,773,089
Wireless Telecommunication Services–0.42%
Telephone & Data Systems, Inc., 5.88%, Pfd.	20,488	527,361
Telephone & Data Systems, Inc., 6.63%, Pfd.	12,214	344,679
Telephone & Data Systems, Inc., 6.63%, Series UU, Pfd.	43,729	1,241,466
United States Cellular Corp., 6.95%, Pfd.	35,608	922,960
	Shares	Value
Wireless Telecommunication Services–(continued)
United States Cellular Corp., 6.25%, Pfd.	54,937	$1,526,150
United States Cellular Corp., 5.50%, Pfd.(c)	53,666	1,414,099
United States Cellular Corp., 5.50%, Pfd.	54,605	1,420,822
		7,397,537
Total Preferred Stocks (Cost $353,365,361)		373,275,917
	Principal Amount
Equity Linked Notes–19.52%
Diversified Banks–18.28%
Bank of Montreal (Canada),
12.25%, 08/09/2021(b)	$14,701,000	14,916,564
13.78%, 08/19/2021(b)	15,086,000	14,892,145
14.05%, 08/26/2021(b)	15,211,000	15,112,464
Barclays Bank PLC (United Kingdom),
10.95%, 08/18/2021(b)	14,847,000	14,844,504
34.82%, 08/24/2021(b)	7,851,000	7,701,528
BNP Paribas Issuance B.V. (France),
17.39%, 08/04/2021(b)	7,779,000	7,254,221
19.87%, 08/04/2021(b)	7,652,000	6,993,216
18.63%, 09/01/2021(b)	7,851,000	7,601,278
35.65%, 09/02/2021(b)	7,685,000	7,685,000
BofA Finance LLC, 14.20%, 08/30/2021(b)	15,386,000	15,188,227
Canadian Imperial Bank of Commerce (Canada),
18.15%, 08/20/2021(b)	15,109,000	15,282,667
12.50%, 08/25/2021(b)	14,893,000	14,634,610
11.84%, 08/27/2021(b)	15,092,000	14,701,931
Citigroup Global Markets Holdings, Inc., 12.34%, 08/06/2021(b)	15,142,000	15,439,119
HSBC Bank USA N.A.,
Series DMXM, 8.75%, 08/02/2021	14,728,000	14,978,419
9.83%, 08/11/2021(b)	14,902,000	15,123,978
Series DMWX, 10.26%, 08/16/2021(b)	14,634,000	14,644,918
JPMorgan Chase Bank N.A., 9.49%, 08/10/2021(b)	14,768,000	14,951,500
Royal Bank of Canada (Canada),
Conv., 17.09%, 08/03/2021(b)	7,801,000	7,595,517
21.67%, 08/03/2021(b)	7,701,000	7,319,111
19.20%, 08/17/2021(b)	7,810,000	7,549,900
35.99%, 08/17/2021(b)	7,910,000	7,731,850
37.00%, 09/01/2021(b)	7,632,000	7,426,015
19.61%, 09/02/2021(b)	7,897,000	7,897,000
Societe Generale S.A. (France),
14.54%, 08/12/2021(b)	15,410,000	15,496,501
9.55%, 08/23/2021(b)	14,520,000	14,534,454
20.08%, 08/24/2021(b)	7,818,000	7,748,476
Toronto-Dominion Bank (The) (Canada), 19.40%, 08/13/2021(b)	7,772,000	7,209,072
		322,454,185
Diversified Capital Markets–0.42%
Credit Suisse AG (Switzerland), 14.30%, 08/13/2021(b)	7,890,000	7,450,379
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–0.82%
Jefferies Financial Group, Inc., 9.15%, 08/31/2021(b)	$14,575,000	$14,397,742
Total Equity Linked Notes (Cost $348,053,000)		344,302,306
U.S. Treasury Securities–7.84%
U.S. Treasury Bills–0.03%
0.04%, 11/18/2021(h)	435,000	434,941
U.S. Treasury Bonds–7.81%
4.25%, 11/15/2040(i)	97,200,000	137,781,000
Total U.S. Treasury Securities (Cost $127,544,423)		138,215,941
Variable Rate Senior Loan Interests–1.83%(j)(k)
Casinos & Gaming–0.12%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.09% (3 mo. USD LIBOR + 2.00%), 11/30/2023	2,113,932	2,101,893
Food Distributors–0.14%
United Natural Foods, Inc., Term Loan B, 3.59% (3 mo. USD LIBOR + 3.50%), 10/22/2025	2,455,743	2,451,139
Health Care Services–0.37%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	2,183,030	2,189,066
Radiology Partners, Inc., First Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), 07/09/2025	2,195,000	2,192,256
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	2,182,860	2,184,617
		6,565,939
Home Improvement Retail–0.01%
SRS Distribution, Inc., Incremental Term Loan, -%, 05/25/2025(l)(m)	204,388	204,643
Metal & Glass Containers–0.24%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.39% (3 mo. USD LIBOR + 3.25%), 06/29/2025	2,103,247	2,075,757
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	2,114,700	2,104,127
		4,179,884
Packaged Foods & Meats–0.18%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.50%), 02/11/2028	3,224,667	3,227,489
Paper Products–0.25%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028(l)	4,341,667	4,314,532
	Principal Amount		Value
Pharmaceuticals–0.30%
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028		$2,124,675	$2,080,322
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.84% (3 mo. USD LIBOR + 2.75%), 11/27/2025		3,297,643	3,268,789
			5,349,111
Restaurants–0.22%
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027		3,950,269	3,942,862
Total Variable Rate Senior Loan Interests (Cost $32,447,457)			32,337,492
Non-U.S. Dollar Denominated Bonds & Notes–0.28%(n)
Building Products–0.13%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026 (b)	EUR	1,858,000	2,271,352
Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023 (b)	EUR	211,000	265,942
Food Retail–0.13%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025 (b)	GBP	1,738,000	2,364,486
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023 (b)	EUR	100,000	114,147
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,886,293)			5,015,927
	Shares
Common Stocks & Other Equity Interests–0.02%
Oil & Gas Drilling–0.02%
Valaris Ltd.(o) (Cost $247,908)		13,320	360,972
	Principal Amount
Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$71,257	70,861
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(p)		2,863	2,967
Total Asset-Backed Securities (Cost $67,491)			73,828
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs,
IO, 6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(q)(r)	$632	$18
9.71% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(q)(r)	27	2
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,222)		20
	Shares
Money Market Funds–15.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(s)(t)	94,449,461	94,449,461
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(s)(t)	76,717,728	76,748,416
Invesco Treasury Portfolio, Institutional Class, 0.01%(s)(t)	107,942,242	107,942,242
Total Money Market Funds (Cost $279,120,484)		279,140,119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.11% (Cost $1,767,796,644)		1,818,533,258
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.68%
Invesco Private Government Fund, 0.02%(s)(t)(u)	14,196,780	$14,196,780
Invesco Private Prime Fund, 0.12%(s)(t)(u)	33,112,576	33,125,821
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,322,601)		47,322,601
TOTAL INVESTMENTS IN SECURITIES–105.79% (Cost $1,815,119,245)		1,865,855,859
OTHER ASSETS LESS LIABILITIES—(5.79)%		(102,199,541)
NET ASSETS–100.00%		$1,763,656,318
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $789,546,355, which represented 44.77% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	This variable rate interest will settle after July 31, 2021, at which time the interest rate will be determined.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Non-income producing security.
(p)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(q)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(r)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(s)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$91,650,571	$195,402,422	$(192,603,532)	$-	$-	$94,449,461	$19,331
Invesco Liquid Assets Portfolio, Institutional Class	70,629,080	139,573,159	(133,453,188)	2,152	(2,787)	76,748,416	18,972
Invesco Treasury Portfolio, Institutional Class	104,743,510	223,317,054	(220,118,322)	-	-	107,942,242	8,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,753,133	57,998,464	(47,554,817)	-	-	14,196,780	704*
Invesco Private Prime Fund	5,629,700	98,017,056	(70,521,135)	-	200	33,125,821	8,919*
Total	$276,405,994	$714,308,155	$(664,250,994)	$2,152	$(2,587)	$326,462,720	$56,776

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	200	September-2021	$22,216,000	$(904,475)	$(904,475)
E-Mini S&P 500 Index	110	September-2021	24,142,250	991,326	991,326
EURO STOXX 50 Index	455	September-2021	22,064,715	(175,356)	(175,356)
FTSE 100 Index	237	September-2021	22,949,755	(375,687)	(375,687)
Hang Seng Index	109	August-2021	18,161,874	553,924	553,924
Tokyo Stock Price Index	133	September-2021	23,095,119	(630,842)	(630,842)
Subtotal				(541,110)	(541,110)
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	8	September-2021	$1,765,250	$(78)	$(78)
U.S. Treasury 10 Year Ultra Notes	140	September-2021	21,035,000	787,324	787,324
U.S. Treasury Long Bonds	278	September-2021	45,791,813	2,081,867	2,081,867
U.S. Treasury Ultra Bonds	57	September-2021	11,373,281	864,225	864,225
Subtotal				3,733,338	3,733,338
Subtotal—Long Futures Contracts				3,192,228	3,192,228
Short Futures Contracts
Interest Rate Risk
Euro-Bund	130	September-2021	(27,229,289)	(749,614)	(749,614)
U.S. Treasury 5 Year Notes	69	September-2021	(8,586,727)	(47,764)	(47,764)
U.S. Treasury 10 Year Notes	6	September-2021	(806,719)	(16,372)	(16,372)
U.S. Treasury Long Bond	96	September-2021	(15,813,000)	(825,958)	(825,958)
Subtotal—Short Futures Contracts				(1,639,708)	(1,639,708)
Total Futures Contracts				$1,552,520	$1,552,520

(a)	Futures contracts collateralized by $10,960,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/17/2021	Canadian Imperial Bank of Commerce	GBP	1,500,000	USD	2,123,391	$38,324
08/17/2021	Deutsche Bank AG	USD	3,547,587	EUR	3,000,000	12,122
08/17/2021	Deutsche Bank AG	USD	72,504	GBP	52,298	193
08/17/2021	State Street Bank & Trust Co.	EUR	5,000,000	USD	6,087,319	154,470
Total Forward Foreign Currency Contracts						$205,109

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$5,629,449	$640,181,287	$—	$645,810,736
Preferred Stocks	373,275,917	—	—	373,275,917
Equity Linked Notes	—	344,302,306	—	344,302,306
U.S. Treasury Securities	—	138,215,941	—	138,215,941
Variable Rate Senior Loan Interests	—	27,818,317	4,519,175	32,337,492
Non-U.S. Dollar Denominated Bonds & Notes	—	5,015,927	—	5,015,927
Common Stocks & Other Equity Interests	360,972	—	—	360,972
Asset-Backed Securities	—	73,828	—	73,828
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20	—	20
Money Market Funds	279,140,119	47,322,601	—	326,462,720
Total Investments in Securities	658,406,457	1,202,930,227	4,519,175	1,865,855,859
Other Investments - Assets*
Futures Contracts	5,278,666	—	—	5,278,666
Forward Foreign Currency Contracts	—	205,109	—	205,109
	5,278,666	205,109	—	5,483,775
Other Investments - Liabilities*
Futures Contracts	(3,726,146)	—	—	(3,726,146)
Total Other Investments	1,552,520	205,109	—	1,757,629
Total Investments	$659,958,977	$1,203,135,336	$4,519,175	$1,867,613,488

*	Unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund